Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)		Dec. 31, 2022 MXN ($)	Dec. 31, 2019 MXN ($)
Sales:
Trade				$ 2,378,002,959	$ 1,490,655,379		$ 948,946,360
Services income		$ 277,391		5,385,350	4,973,241		4,715,484
(Impairment) of wells, pipelines, properties, plant and equipment, net		(4,302,912)		(83,538,021)	(1,210,595)		(36,353,700)
Cost of sales		87,490,305		1,698,563,022	1,066,650,702		832,614,690
Gross income		30,971,359		601,287,266	427,767,323		84,693,454
Distribution, transportation and sale expenses		839,847		16,305,036	15,038,550		12,436,242
Administrative expenses		7,926,068		153,879,066	150,432,311		145,894,444
Other revenue		2,057,302		39,941,073	17,600,466		11,768,846
Other expenses				(25,585,553)	(50,969,096)		(1,194,714)
Operating income (loss)		22,944,874		445,458,684	228,927,832		(63,063,100)
Financing income	[1]	1,402,470		27,227,965	28,906,784		16,742,048
Financing cost		(8,225,065)	[2]	(159,683,880)	(164,571,647)	[2]	(161,765,242)	[2]
Derivative financial instruments (cost) income, net		(1,177,635)		(22,862,951)	(25,224,243)		17,096,141
Foreign exchange income (loss), net		6,680,132		129,690,090	(45,675,050)		(128,949,304)
Profit (loss) sharing in joint ventures and associates		17,997		349,401	(3,088,107)		(3,540,533)
(Impairment) of joint ventures		0		0	(6,703,324)		0
Total duties, taxes and other				320,180,839	307,348,122		185,572,075
Net income (loss)		5,150,763		99,998,470	(294,775,877)		(509,052,065)
Total current assets		27,191,027			458,394,044				$ 527,894,778
Total non-current assets		88,474,128			1,593,704,127				1,717,663,266
Total current liabilities		47,889,300			922,648,330				929,737,258
Total long-term liabilities		158,885,099			3,299,450,624				3,084,643,011
Total equity (deficit)		(91,109,244)			(2,170,000,783)		(2,404,727,030)		(1,768,822,225)	$ (1,931,409,302)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		7,199,426		139,771,815	133,431,365		129,631,820
Depreciation of rights of use		$ 307,185		5,963,778	6,407,871		7,229,231
Net periodic cost of employee benefits				129,333,812	140,215,404		128,808,540
Interest income				11,215,489	14,716,403		13,440,224
Interest paid				139,528,079	151,713,068		143,117,956
Intersegment eliminations
Sales:
Intersegment				(2,111,598,971)	(1,245,981,568)		(800,134,904)
Cost of sales				(2,030,684,206)	(1,164,716,250)		(719,410,712)
Gross income				(80,914,765)	(81,265,318)		(80,724,192)
Distribution, transportation and sale expenses				(5,230,758)	(3,820,964)		(4,234,470)
Administrative expenses				(75,502,649)	(77,413,591)		(76,471,944)
Other expenses				286,734	(19,491)		34,529
Operating income (loss)				105,376	(50,254)		16,751
Financing income				(251,733,654)	(221,697,179)		(227,877,399)
Financing cost				251,628,278	221,747,431		227,860,644
Profit (loss) sharing in joint ventures and associates				(213,987,481)	256,787,169		441,176,561
Net income (loss)				(213,987,481)	256,787,167		441,176,557
Total current assets					(3,175,323,293)				(2,825,188,933)
Total non-current assets					(527,069,750)				(807,795,310)
Total current liabilities					(3,174,879,770)				(2,825,030,251)
Total long-term liabilities					(1,717,494,184)				(1,512,848,498)
Total equity (deficit)					1,189,980,911				704,894,507
Exploration and Production
Sales:
Trade				580,722,599	468,417,239		301,393,451
Intersegment				717,367,392	460,572,660		242,454,754
Services income				86,348	177,607		133,315
(Impairment) of wells, pipelines, properties, plant and equipment, net				(60,438,070)	34,562,831		35,031,541
Cost of sales				599,574,788	461,811,648		391,513,815
Gross income				638,163,481	501,918,689		187,499,246
Distribution, transportation and sale expenses				413,551	308,466		251,625
Administrative expenses				64,390,637	68,609,035		72,457,241
Other revenue				10,630,959	8,374,912		2,162,510
Other expenses				(21,104,328)	(48,624,108)		(896,526)
Operating income (loss)				562,885,924	392,751,992		116,056,364
Financing income				86,983,763	74,733,941		77,700,999
Financing cost				(150,663,974)	(143,814,194)		(164,419,519)
Derivative financial instruments (cost) income, net				(12,618,664)	(21,076,343)		24,939,748
Foreign exchange income (loss), net				104,112,481	(33,902,009)		(116,528,387)
Profit (loss) sharing in joint ventures and associates				(649,968)	(452,617)		(61,956)
Total duties, taxes and other				328,808,439	308,139,256		154,609,136
Net income (loss)				261,241,123	(39,898,486)		(216,921,887)
Total current assets					875,933,631				915,532,623
Total non-current assets					837,915,816				886,317,756
Total current liabilities					495,444,322				519,212,766
Total long-term liabilities					2,203,155,765				1,968,555,771
Total equity (deficit)					(984,750,640)				(685,918,158)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				113,656,994	108,323,352		101,126,295
Depreciation of rights of use				390,857	386,412		313,008
Net periodic cost of employee benefits				36,284,710	38,215,687		35,356,366
Interest income				190,684	175,149		61,001
Interest paid				(96,942)	2,643,655		3,343,074
Industrial Transformation
Sales:
Trade				1,206,916,270	704,624,236		479,244,968
Intersegment				302,190,952	186,494,071		97,728,702
Services income				1,096,095	510,999		191,667
(Impairment) of wells, pipelines, properties, plant and equipment, net				(25,615,351)	(32,153,192)		(71,854,015)
Cost of sales				1,577,012,772	984,150,631		658,688,191
Gross income				(92,424,806)	(124,674,517)		(153,376,869)
Distribution, transportation and sale expenses				20,000,274	16,967,684		14,823,740
Administrative expenses				60,136,092	55,094,836		52,116,760
Other revenue				9,632,988	4,547,927		4,106,298
Other expenses				(665,656)	(1,518,540)		(124,722)
Operating income (loss)				(163,593,840)	(193,707,650)		(216,335,793)
Financing income				448,537	294,144		469,222
Financing cost				(31,341,752)	(18,879,599)		(12,166,577)
Derivative financial instruments (cost) income, net				(27,846)	(20,346)		22,862
Foreign exchange income (loss), net				27,124,384	(5,627,711)		(9,060,800)
Profit (loss) sharing in joint ventures and associates				(1,332,437)	(1,900,487)		(1,016,062)
Net income (loss)				(168,722,954)	(219,841,649)		(238,087,148)
Total current assets					252,372,772				296,527,986
Total non-current assets					418,907,482				502,433,210
Total current liabilities					776,564,748				1,078,322,279
Total long-term liabilities					657,020,316				614,563,455
Total equity (deficit)					(762,304,810)				(893,924,538)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				15,173,731	16,271,506		19,744,860
Depreciation of rights of use				3,845,374	4,235,223		4,715,238
Net periodic cost of employee benefits				52,521,311	54,997,753		51,845,677
Interest income				399,495	245,596		469,019
Interest paid				4,083,467	4,924,651		5,340,096
Logistics
Sales:
Intersegment				89,622,240	84,952,786		80,575,471
Services income				1,582,712	2,949,047		4,099,000
(Impairment) of wells, pipelines, properties, plant and equipment, net				2,121,045	(3,161,108)		426,560
Cost of sales				78,006,637	56,139,574		43,614,768
Gross income				15,319,360	28,601,151		41,486,263
Distribution, transportation and sale expenses				284,725	121,109		107,691
Administrative expenses				18,374,788	18,926,235		15,762,946
Other revenue				333,558	238,613		513,076
Other expenses				554,533	(363,276)		(7,445)
Operating income (loss)				(2,452,062)	9,429,144		26,121,257
Financing income				12,494,966	6,285,126		3,340,622
Financing cost				(545,053)	(308,502)		(450,802)
Foreign exchange income (loss), net				112,618	99		(442,139)
Profit (loss) sharing in joint ventures and associates				(254)	(118)		3,813
Total duties, taxes and other				(6,962,217)	(68,168)		4,842,171
Net income (loss)				16,572,432	15,473,917		23,730,580
Total current assets					219,321,008				251,070,455
Total non-current assets					154,076,115				160,667,832
Total current liabilities					62,569,320				79,817,063
Total long-term liabilities					77,857,852				75,200,326
Total equity (deficit)					232,969,951				256,720,899
Depreciation and amortization of wells, pipelines, properties, plant and equipment				5,938,265	5,867,292		5,917,668
Depreciation of rights of use				539,608	268,824		460,957
Net periodic cost of employee benefits				8,387,099	11,661,937		8,927,651
Interest income				61,685	46,414		38,972
Interest paid				532,791	267,546		364,871
DPRLP
Sales:
Trade				238,510,433
Intersegment				29,193,820
Services income				430,512
Cost of sales				243,355,903
Gross income				24,778,862
Administrative expenses				1,000,038
Other revenue				29,832
Other expenses				(1,550,862)
Operating income (loss)				22,257,794
Financing income				241,369
Financing cost				(1,381,250)
Total duties, taxes and other				212,621
Net income (loss)				20,905,292
Total current assets									31,935,985
Total non-current assets									32,675,568
Total current liabilities									10,287,103
Total long-term liabilities									4,153,387
Total equity (deficit)									50,171,062
Depreciation and amortization of wells, pipelines, properties, plant and equipment				2,457,584
Interest income				110,031
Interest paid				1,362,760
Trading Companies
Sales:
Trade				334,364,847	304,536,717		159,786,736
Intersegment				819,994,494	400,866,433		280,924,383
Services income				2,173,075	1,314,183		229,140
(Impairment) of wells, pipelines, properties, plant and equipment, net				394,355	(459,126)		42,214
Cost of sales				1,146,203,099	690,088,452		430,672,407
Gross income				10,723,672	16,169,755		10,310,066
Distribution, transportation and sale expenses				693,982	1,349,800		1,277,980
Administrative expenses				2,768,334	2,102,321		2,106,780
Other revenue				11,538,185	649,315		874,412
Other expenses				(925,859)	(42,633)		(86,960)
Operating income (loss)				17,873,682	13,324,316		7,712,758
Financing income				454,991	389,888		307,229
Financing cost				(3,389,376)	(2,050,801)		(812,552)
Derivative financial instruments (cost) income, net				(1,870,306)	(1,624,762)		(1,794,243)
Foreign exchange income (loss), net				(258,955)	(21,490)		(750,041)
Profit (loss) sharing in joint ventures and associates				22,757,389	(423,658)		(1,931,323)
(Impairment) of joint ventures					(6,703,324)
Total duties, taxes and other				(504,023)	2,061,302		3,413,999
Net income (loss)				36,071,448	828,867		(682,171)
Total current assets					244,042,561				208,042,447
Total non-current assets					40,872,714				104,756,605
Total current liabilities					189,834,560				163,897,630
Total long-term liabilities					792,646				513,730
Total equity (deficit)					94,288,069				148,387,691
Depreciation and amortization of wells, pipelines, properties, plant and equipment				350,789	266,764		317,241
Depreciation of rights of use				694,369	884,797		992,148
Net periodic cost of employee benefits				8,504	48,093		(1,156)
Interest income				56,852	105,464		80,245
Interest paid				2,978,799	1,839,455		195,249
Corporate
Sales:
Intersegment				80,179,770	83,781,482		78,459,074
Services income				867	1,700		2,582
Cost of sales				1,188,124	939,331		982,895
Gross income				78,992,513	82,843,851		77,478,761
Distribution, transportation and sale expenses				51,637	(43,465)		79,072
Administrative expenses				75,097,855	77,099,162		75,738,889
Other revenue				906,823	3,152,076		264,856
Other expenses				(770,526)	(166,638)		(93,966)
Operating income (loss)				3,979,318	8,773,592		1,831,690
Financing income				177,776,910	168,666,374		161,678,495
Financing cost				(222,446,318)	(220,409,508)		(210,316,330)
Derivative financial instruments (cost) income, net				(8,346,135)	(2,502,792)		(6,072,226)
Foreign exchange income (loss), net				(2,577,191)	(5,185,616)		(1,778,916)
Profit (loss) sharing in joint ventures and associates				149,613,112	(246,891,433)		(433,417,288)
Total duties, taxes and other				(2,412,355)	(3,017,215)		20,804,231
Net income (loss)				100,412,051	(294,532,168)		(508,878,806)
Total current assets					1,970,621,443				1,548,257,534
Total non-current assets					448,667,108				431,460,970
Total current liabilities					2,538,932,073				1,856,611,334
Total long-term liabilities					2,050,485,763				1,891,640,785
Total equity (deficit)					(2,170,129,285)				(1,768,533,615)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				554,672	926,413		1,066,178
Depreciation of rights of use				402,661	518,108		644,836
Net periodic cost of employee benefits				32,090,167	35,102,165		32,646,614
Interest income				10,107,959	14,060,450		12,483,256
Interest paid				129,328,297	141,368,154		132,594,376
Other Operating Subsidiary Companies
Sales:
Trade				17,488,810	13,077,187		8,521,205
Intersegment				73,050,303	29,314,136		19,992,520
Services income				15,741	19,705		59,780
Cost of sales				83,905,905	38,237,316		26,553,326
Gross income				6,648,949	4,173,712		2,020,179
Distribution, transportation and sale expenses				91,625	155,920		130,604
Administrative expenses				7,613,971	6,014,313		4,183,772
Other revenue				6,868,728	637,623		3,847,694
Other expenses				(1,409,589)	(234,410)		(19,624)
Operating income (loss)				4,402,492	(1,593,308)		1,533,873
Financing income				561,083	234,490		1,122,880
Financing cost				(1,544,435)	(856,474)		(1,460,106)
Foreign exchange income (loss), net				1,176,753	(938,323)		(389,021)
Profit (loss) sharing in joint ventures and associates				43,949,040	(10,206,963)		(8,294,278)
Total duties, taxes and other				1,038,374	232,947		1,902,538
Net income (loss)				47,506,559	(13,593,525)		(9,389,190)
Total current assets					71,425,922				101,716,681
Total non-current assets					220,334,642				407,146,635
Total current liabilities					34,183,077				46,619,334
Total long-term liabilities					27,632,466				42,864,055
Total equity (deficit)					229,945,021				$ 419,379,927
Depreciation and amortization of wells, pipelines, properties, plant and equipment				1,639,780	1,776,038		1,459,578
Depreciation of rights of use				90,909	114,507		103,044
Net periodic cost of employee benefits				42,021	189,769		33,388
Interest income				288,783	83,330		307,731
Interest paid				$ 1,338,907	$ 669,607		$ 1,280,290

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2022, 2021 and 2020.
[2]	Mainly interest on debt.